Annual Total Returns - Prospectus Summary	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
NYLI VP American Century Sustainable Equity Portfolio | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	11.34%	19.84%	24.39%	(7.70%)	25.49%	0.96%	26.36%	(9.38%)	16.20%	18.82%
NYLI VP Candriam Emerging Markets Equity Portfolio | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	35.88%	12.64%	7.25%	(28.72%)	(2.00%)	25.71%	20.08%	(20.55%)	43.12%	6.23%
NYLI VP Dimensional U.S. Equity Portfolio | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	13.75%	23.86%	24.58%	(20.68%)	28.78%	15.55%	26.21%	(5.84%)	22.83%	9.12%
NYLI VP Epoch U.S. Equity Yield Portfolio | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	14.24%	18.54%	8.69%	(2.50%)	22.89%	0.03%	24.18%	(5.23%)	18.66%	4.90%
NYLI VP Fidelity Institutional AM Utilities Portfolio | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	13.79%	28.94%	(1.46%)	5.57%	17.24%	(0.38%)	23.26%	0.80%	14.72%	11.43%
NYLI VP Natural Resources Portfolio | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	15.20%	0.74%	1.92%	35.84%	38.02%	6.89%	16.62%	(28.63%)	(0.69%)	43.33%
NYLI VP PineStone International Equity Portfolio | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	12.29%	4.51%	4.27%	(26.45%)	12.24%	20.85%	24.80%	(11.56%)	32.61%	(4.95%)
NYLI VP S&P 500 Index Portfolio | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	17.72%	24.83%	26.14%	(18.19%)	28.55%	18.24%	31.25%	(4.52%)	21.49%	11.62%
NYLI VP Schroders Mid Cap Opportunities Portfolio | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	7.27%	9.98%	13.69%	(20.52%)	20.00%	11.28%	22.88%	(11.98%)	19.14%	11.17%
NYLI VP Small Cap Growth Portfolio | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	4.89%	10.41%	15.51%	(26.49%)	10.31%	40.48%	25.59%	(8.88%)	22.83%	10.01%
NYLI VP Wellington Growth Portfolio | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	17.06%	26.13%	38.61%	(33.17%)	19.75%	32.30%	30.01%	(4.24%)	30.41%	0.40%
NYLI VP Wellington Small Cap Portfolio | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	9.53%	14.41%	13.89%	(20.83%)	18.03%	10.22%	17.82%	(15.11%)	13.93%
NYLI VP Winslow Large Cap Growth Portfolio | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	14.35%	29.60%	43.05%	(31.16%)	24.52%	37.16%	33.64%	3.57%	32.39%	(2.27%)
NYLI VP Balanced Portfolio | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	11.44%	7.90%	7.55%	(5.74%)	17.29%	7.90%	16.75%	(7.36%)	10.02%	10.24%
NYLI VP Income Builder Portfolio | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	16.99%	11.65%	10.05%	(13.52%)	10.52%	7.98%	18.07%	(5.21%)	12.53%	9.30%
NYLI VP Janus Henderson Balanced Portfolio | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	15.05%	15.72%	15.52%	(16.39%)	17.35%	14.32%	22.93%	0.42%	18.35%	4.70%
NYLI VP MacKay Convertible Portfolio | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	16.40%	8.64%	8.85%	(12.67%)	9.25%	36.04%	22.46%	(2.27%)	11.99%	12.07%
NYLI VP MacKay Convertible Portfolio | Service 2 Class
Prospectus [Line Items]
Annual Return [Percent]	15.99%	8.26%	8.47%	(12.97%)	8.87%	35.57%	22.03%	(2.59%)	11.60%
NYLI VP CBRE Global Infrastructure Portfolio | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	15.60%	7.86%	4.06%	(5.99%)	15.29%	(12.81%)	5.33%	(27.69%)	7.90%	28.77%
NYLI VP Hedge Multi-Strategy Portfolio | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	8.05%	6.54%	10.26%	(8.48%)	(0.58%)	5.38%	8.47%	(6.88%)	(0.25%)	0.10%
NYLI VP Bond Portfolio | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	6.83%	1.84%	5.58%	(14.47%)	(1.37%)	7.94%	9.12%	(1.00%)	3.85%	3.53%
NYLI VP Floating Rate Portfolio | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	5.13%	8.09%	11.86%	(1.25%)	3.76%	2.45%	8.48%	(0.11%)	3.98%	8.45%
NYLI VP MacKay High Yield Corporate Bond Portfolio | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	6.87%	7.12%	11.87%	(8.06%)	5.51%	5.40%	13.22%	(1.46%)	6.86%	16.23%
NYLI VP MacKay Strategic Bond Portfolio | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	8.87%	7.15%	10.19%	(7.24%)	1.96%	6.12%	7.06%	(1.21%)	4.81%	7.50%
NYLI VP MacKay U.S. Infrastructure Bond Portfolio | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	8.44%	1.03%	5.00%	(11.29%)	(1.50%)	4.97%	5.42%	(0.06%)	2.11%	1.07%
NYLI VP Pimco Real Return Portfolio | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	8.16%	2.21%	3.72%	(11.45%)	5.38%	11.78%	8.91%	(2.56%)	3.45%	5.28%
NYLI VP U.S. Government Money Market Portfolio | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	4.05%	5.02%	4.81%	1.29%	0.01%	0.24%	1.78%	1.38%	0.42%	0.02%
NYLI VP Conservative Allocation Portfolio | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	9.56%	6.51%	10.29%	(12.05%)	7.13%	10.28%	14.83%	(6.47%)	10.80%	6.36%
NYLI VP Equity Allocation Portfolio | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	13.98%	11.87%	17.40%	(17.64%)	20.16%	15.02%	24.58%	(12.78%)	22.67%	7.59%
NYLI VP Growth Allocation Portfolio | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	12.52%	10.39%	15.49%	(14.43%)	16.01%	12.94%	21.42%	(10.73%)	18.62%	7.56%
NYLI VP Moderate Allocation Portfolio | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	11.30%	8.73%	13.01%	(13.69%)	11.37%	11.57%	18.29%	(8.40%)	14.97%	6.41%